Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE

NOTE 18:- REVENUE

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $260 million as of December 31, 2023. The Company expects to recognize in 2024 approximately 60% from remaining performance obligations as of December 31, 2023, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a T&M basis were excluded, as the Company elected to apply the practical expedients in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition:

	Years ended December 31,
	2023	2022

Project implementation phase:
Revenues from pre-implementation projects	$188,281	$189,335
Revenues from post-implementation projects	326,303	285,401

Total	$514,584	$474,736

Pre-implementation and post-implementation revenues include subscription, license, maintenance, application maintenance, cloud solutions and professional services.

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers:

	December 31,
	2023	2022

Trade receivables (net of allowance for credit losses of $1,501 and $1,130 on December 31, 2023 and 2022, respectively)	60,024	58,563
Short-term unbilled receivables *)	19,005	20,488
Long-term unbilled receivables *)	3,418	1,169
Contract assets **)	11,814	15,064
Deferred revenues (short-term contract liabilities) ***)	38,541	30,720

*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

**)	Contract assets relate to unbilled receivables (including a long-term balance of $570 and $733 presented in other long-term assets as of December 31, 2023 and 2022, respectively), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

***)	Deferred revenue represents billings to customers for which revenue has not yet been recognized.

During the year ended December 31, 2023, the Company recognized $29,170 that was included in deferred revenues (short-term contract liability) balance on December 31, 2022.